SHARE-BASED COMPENSATION (Details 2) - $ / shares		12 Months Ended
	Aug. 13, 2021	Dec. 31, 2022	Dec. 31, 2021
Offsetting Assets [Line Items]
Expected volatility	25.00%	94.00%
Expected dividend yield	0.00%	0.00%
Equity Option [Member]
Offsetting Assets [Line Items]
Weighted-average grant date price of our common stock (per share)		$ 2.21	$ 3.99
Risk-free interest rate		4.00%	1.19%
Expected volatility		76.00%	33.00%
Expected term (in years)		5 years	5 years
Expected dividend yield		(0.00%)	(0.00%)